Financial Instruments - Schedule of Option Contingent Warrants Valuation Assumptions (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Fair Value of Option Contingent Warrants Estimated Volatility	$ 38	$ 36
Fair Value of Option Contingent Warrants Expected Term	9 days 14 hours	9 days 19 hours
Fair Value Of Option Contingent Warrants Risk Free Interest	2.30%	1.50%
Fair Value of Option Contingent Warrants Expected Dividend Yield	0.00%	0.00%